Retirement Benefits	12 Months Ended
Dec. 31, 2010
RETIREMENT BENEFITS [Abstract]
16. RETIREMENT BENEFITS

16.	RETIREMENT BENEFITS

Plan Descriptions
Defined Benefit Pension Plans – The company sponsors several defined benefit pension plans in the U.S. covering the majority of its employees. Pension benefits for most employees are based on the employee’s years of service and compensation. It is the policy of the company to fund at least the minimum amount required for all qualified plans, using actuarial cost methods and assumptions acceptable under U.S. Government regulations, by making payments into benefit trusts separate from the company. The pension benefit for most employees is based upon criteria whereby employees earn age and service points over their employment period.

Defined Contribution Plans – The company also sponsors 401(k) defined contribution plans in which most employees are eligible to participate, as well as certain bargaining unit employees. Company contributions for most plans are based on a cash matching of employee contributions up to 4 percent of compensation. Certain hourly employees are covered under a target benefit plan. The company also participates in a multiemployer plan for certain of the company’s union employees. In addition to the 401(k) defined contribution benefit, non-represented employees hired after June 30, 2008, are eligible to participate in a defined contribution program in lieu of a defined benefit pension plan. The company’s contributions to these defined contribution plans for the years ended December 31, 2010, 2009, and 2008, were $288 million, $291 million, and $262 million, respectively.

Non-U.S. Benefit Plans – The company sponsors several benefit plans for non-U.S. employees. These plans are designed to provide benefits appropriate to local practice and in accordance with local regulations. Some of these plans are funded using benefit trusts that are separate from the company.

Medical and Life Benefits – The company provides a portion of the costs for certain health care and life insurance benefits for a substantial number of its active and retired employees. Covered employees achieve eligibility to participate in these contributory plans upon retirement from active service if they meet specified age and years of service requirements. Qualifying dependents are also eligible for medical coverage. Approximately 50 percent of the company’s current retirees participate in the medical plans. The company reserves the right to amend or terminate the plans at any time. In November 2006, the company adopted plan amendments and communicated to plan participants that it would cap the amount of its contributions to substantially all of its remaining post retirement medical and life benefit plans that were previously not subject to limits on the company’s contributions.

In addition to a medical inflation cost-sharing feature, the plans also have provisions for deductibles, co-payments, coinsurance percentages, out-of-pocket limits, conformance to a schedule of reasonable fees, the use of managed care providers, and maintenance of benefits with other plans. The plans also provide for a Medicare carve-out. Subsequent to January 1, 2005 (or earlier at some segments), newly hired employees are not eligible for post employment medical and life benefits.

The effect of the Medicare prescription drug subsidy from the Medicare Prescription Drug, Improvement and Modernization Act of 2003 to reduce the company’s net periodic post-retirement benefit cost and accumulated post-retirement benefit obligation for the periods presented was not material. Pursuant to the new healthcare law described below, the tax benefits related to Medicare Part D subsidies will expire on December 31, 2012.

New Health Care Legislation – The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act became law during the first quarter of 2010. The provisions of these new laws will affect the company’s costs of providing health care benefits to its employees beginning in 2011. The company participated in the Early Retiree Reinsurance Program and continues to assess the extent to which the provisions of the new laws will affect its future health care and related employee benefit plan costs.

Spin-off of Shipbuilding Business – As a result of the spin-off of HII discussed in Note 1, the company reclassified to assets and liabilities of discontinued operations, certain pension and other post-retirement benefit plan assets and liabilities related exclusively to Shipbuilding employees and the Shipbuilding portion of Northrop Grumman pension and other post-retirement benefit plans that included Shipbuilding employees.

Summary Plan Results
The cost to the company of its retirement benefit plans in each of the three years ended December 31 is shown in the following table:

				Medical and
	Pension Benefits			Life Benefits
$ in millions	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost
Service cost	$531	$547	$591	$34	$34	$40
Interest cost	1,212	1,180	1,179	117	124	127
Expected return on plan assets	(1,517)	(1,366)	(1,665)	(56)	(48)	(64)
Amortization of
Prior service cost (credit)	35	34	33	(51)	(51)	(51)
Net loss from previous years	206	289	23	18	19	8
Other		21	1

Net periodic benefit cost	$467	$705	$162	$62	$78	$60

The table below summarizes the components of changes in unamortized benefit plan costs for the years ended December 31, 2010, 2009, and 2008:

	Pension	Medical and
$ in millions	Benefits	Life Benefits	Total
Changes in Unamortized Benefit plan Costs
Change in net actuarial loss	$4,558	$132	$4,690
Change in prior service cost	73	30	103
Amortization of
Prior service (cost) credit	(40)	65	25
Net loss from previous years	(24)	(22)	(46)
Tax benefits related to above items	(1,807)	(81)	(1,888)

Change in unamortized benefit plan costs – 2008	$2,760	$124	$2,884

Change in net actuarial loss	$(524)	$(60)	$(584)
Change in prior service cost	5		5
Amortization of
Prior service (cost) credit	(50)	59	9
Net loss from previous years	(337)	(28)	(365)
Tax expense related to above items	363	11	374

Change in unamortized benefit plan costs – 2009	$(543)	$(18)	$(561)

Change in net actuarial loss	$(158)	$(64)	$(222)
Amortization of
Prior service (cost) credit	(48)	60	12
Net loss from previous years	(244)	(26)	(270)
Tax expense related to above items	171	12	183

Change in unamortized benefit plan costs – 2010	$(279)	$(18)	$(297)

Unamortized benefit plan costs consist primarily of accumulated net after-tax actuarial losses totaling $2,771 million and $3,082 million as of December 31, 2010, and 2009, respectively. Net actuarial gains or losses are re-determined annually and principally arise from gains or losses on plan assets due to variations in the fair market value of the underlying assets and changes in the benefit obligation due to changes in actuarial assumptions. Net actuarial gains or losses are amortized to expense in future periods when they exceed ten percent of the greater of plan assets or projected benefit obligations by benefit plan. The excess of gains or losses over the ten percent threshold are subject to amortization over the average future service period of employees of approximately ten years.

	Pension Benefits		Medical and Life Benefits
$ in millions	2010	2009	2010	2009
Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss	$(4,246)	$(4,648)	$(361)	$(451)
Prior service (cost) credit	(194)	(242)	238	298
Income tax benefits related to above items	1,752	1,923	49	61

Unamortized benefit plan costs	$(2,688)	$(2,967)	$(74)	$(92)

The following tables set forth the funded status and amounts recognized in the consolidated statements of financial position for the company’s defined benefit pension and retiree health care and life insurance benefit plans. Pension benefits data include the qualified plans as well as 11 domestic unfunded non-qualified plans for benefits provided to directors, officers, and certain employees. During 2010, nine such plans were merged. The company uses a December 31 measurement date for all of its plans.

			Medical and
	Pension Benefits		Life Benefits
$ in millions	2010	2009	2010	2009
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$20,661	$19,391	$2,104	$2,056
Service cost	531	547	34	34
Interest cost	1,212	1,180	117	124
Plan participants’ contributions	10	10	82	91
Plan amendments		4
Actuarial loss (gain)	633	755	(27)	20
Benefits paid	(1,176)	(1,261)	(222)	(238)
Other	(51)	35	16	17

Projected benefit obligation at end of year	21,820	20,661	2,104	2,104

Change in Plan Assets
Fair value of plan assets at beginning of year	18,184	16,204	843	718
Gain on plan assets	2,320	2,562	108	126
Employer contributions	789	657	105	129
Plan participants’ contributions	10	10	82	91
Benefits paid	(1,176)	(1,261)	(222)	(238)
Other	(46)	12	16	17

Fair value of plan assets at end of year	20,081	18,184	932	843

Funded status	$(1,739)	$(2,477)	$(1,172)	$(1,261)

Amounts Recognized in the Consolidated Statements of Financial Position
Non-current assets	$275	$148	$45	$36
Current liability	(94)	(45)	(48)	(30)
Non-current liability	(1,920)	(2,580)	(1,169)	(1,267)

The following table shows those amounts expected to be recognized in net periodic benefit cost in 2011:

	Pension	Medical and
$ in millions	Benefits	Life Benefits
Amounts Expected to be Recognized in 2011 Net Periodic Benefit Cost
Net loss	$161	$11
Prior service cost (credit)	23	(51)

The accumulated benefit obligation for all defined benefit pension plans was $20.5 billion and $19.3 billion at December 31, 2010, and 2009, respectively.

Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	December 31
$ in millions	2010	2009
Projected benefit obligation	$5,897	$18,637
Accumulated benefit obligation	5,314	17,339
Fair value of plan assets	4,447	16,043

Plan Assumptions
On a weighted-average basis, the following assumptions were used to determine the benefit obligations and the net periodic benefit cost:

			Medical and
	Pension Benefits		Life Benefits
	2010	2009	2010	2009
Assumptions Used to Determine Benefit Obligation at December 31
Discount rate	5.75%	6.03%	5.62%	5.77%
Rate of compensation increase	3.50%	3.75%
Initial health care cost trend rate assumed for the next year			8.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the rate reaches the ultimate trend rate			2017	2014
Assumptions Used to Determine Benefit Cost for the Year Ended December 31
Discount rate	6.03%	6.25%	5.77%	6.25%
Expected long-term return on plan assets	8.50%	8.50%	6.90%	6.95%
Rate of compensation increase	3.75%	4.00%
Initial health care cost trend rate assumed for the next year			7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the rate reaches the ultimate trend rate			2014	2014

The discount rate is generally based on the yield on high-quality corporate fixed-income investments. At the end of each year, the discount rate is primarily determined using the results of bond yield curve models based on a portfolio of high quality bonds matching the notional cash inflows with the expected benefit payments for each significant benefit plan.

The assumptions used for pension benefits are consistent with those used for retiree medical and life insurance benefits. The long-term rate of return on plan assets used for the medical and life benefits are reduced to allow for the impact of tax on expected returns as, unlike the pension trust, the earnings of certain Voluntary Employee Beneficiary Association (VEBA) trusts are taxable.

Through consultation with investment advisors, expected long-term returns for each of the plans’ strategic asset classes were developed. Several factors were considered, including survey of investment managers’ expectations, current market data such as yields/price-earnings ratios, and historical market returns over long periods. Using policy target allocation percentages and the asset class expected returns, a weighted-average expected return was calculated.

A one-percentage-point change in the initial through the ultimate health care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
$ in millions	Point Increase	Point Decrease
Increase (Decrease) From Change In Health Care Cost Trend Rates To
Post-retirement benefit expense	$5	$(6)
Post-retirement benefit liability	57	(68)

Plan Assets and Investment Policy
Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. The investment goal is to exceed the assumed actuarial rate of return over the long term within reasonable and prudent levels of risk. Liability studies are conducted on a regular basis to provide guidance in setting investment goals with an objective to balance risk. Risk targets are established and monitored against acceptable ranges.

All investment policies and procedures are designed to ensure that the plans’ investments are in compliance with ERISA. Guidelines are established defining permitted investments within each asset class. Derivatives are used for transitioning assets, asset class rebalancing, managing currency risk, and for management of fixed income and alternative investments. For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2010:

Asset Allocation Ranges
Domestic equities	10% – 30%
International equities	10% – 30%
Fixed income securities	30% – 50%
Real estate and other	10% – 30%

The table below provides the fair values of the company’s pension and VEBA trust plan assets at December 31, 2010, and 2009, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category (see Note 1 for definition of levels). The significant amount of Level 2 investments in the table results from including in this category investments in pooled funds that contain investments with values based on quoted market prices, but for which the funds are not valued on a quoted market basis, and fixed income securities that are valued using model based pricing services.

	Level 1		Level 2		Level 3		Total
$ in millions	2010	2009	2010	2009	2010	2009	2010	2009
Asset Category
Domestic equities	$3,948	$3,164	$3		$2	$2	$3,953	$3,166
International equities	1,406	1,304	1,868	$1,353			3,274	2,657
Fixed income securities
Cash and cash equivalents(1)	92	122	1,111	1,850			1,203	1,972
U.S. Treasuries			1,381	1,151			1,381	1,151
Other U.S. Government Agency Securities			715	650			715	650
Non-U.S. Government Securities			224	193			224	193
Corporate debt			3,512	4,029			3,512	4,029
Asset backed			758	712	4	4	762	716
High yield debt			992	493	78	59	1,070	552
Bank loans			115	92			115	92
Real estate and other
Hedge funds					1,521	1,282	1,521	1,282
Private equities					1,945	1,651	1,945	1,651
Real estate					1,402	870	1,402	870
Other(2)			(64)	46			(64)	46

Fair value of plan assets at the end of the year	$5,446	$4,590	$10,615	$10,569	$4,952	$3,868	$21,013	$19,027

(1)	Cash & cash equivalents are predominantly held in money market funds

(2)	Other includes futures, swaps, options, swaptions and insurance contracts year end.

The changes in the fair value of the pension and VEBA plan trust assets measured using significant unobservable inputs during 2010 and 2009, are as follows:

	Domestic	Asset	High yield	Hedge	Private
$ in millions	equities	Backed	debt	funds	equities	Real estate	Total
Balance as of December 31, 2008	$1	$4	$40	$1,152	$1,634	$1,148	$3,979
Actual return on plan assets:
Assets still held at reporting date			19	164	(109)	(382)	(308)
Assets sold during the period				(10)	1	(10)	(19)
Purchases, sales, and settlements	1			(24)	125	114	216

Balance as of December 31, 2009	$2	$4	$59	$1,282	$1,651	$870	$3,868

Actual return on plan assets:
Assets still held at reporting date	2		18	120	200	103	443
Assets sold during the period						(9)	(9)
Purchases, sales, and settlements	(2)			89	63	405	555
Changes in asset allocation mix			1	30	31	33	95

Balance as of December 31, 2010	$2	$4	$78	$1,521	$1,945	$1,402	$4,952

Generally, investments are valued based on information in financial publications of general circulation, statistical and valuation services, records of security exchanges, appraisal by qualified persons, transactions and bona fide offers. Domestic and international equities consist primarily of common stocks and institutional common trust funds. Investments in common and preferred shares are valued at the last reported sales price of the stock on the last business day of the reporting period. Units in common trust funds and hedge funds are valued based on the redemption price of units owned by the trusts at year-end. Fair value for real estate and private equity partnerships is primarily based on valuation methodologies that include third party appraisals, comparable transactions, discounted cash flow valuation models, and public market data.

Non-government fixed income securities are invested across various industry sectors and credit quality ratings. Generally, investment guidelines are written to limit securities, for example, to no more than 5 percent of each trust account, and to exclude the purchase of securities issued by the company. The number of real estate and private equity partnerships is 167 and the unfunded commitments are $1.2 billion and $1.1 billion as of December 31, 2010, and 2009, respectively. For alternative investments that cannot be redeemed, such as limited partnerships, the typical investment term is ten years. For alternative investments that permit redemptions, such redemptions are generally made quarterly and require a 90-day notice. The company is generally unable to determine the final redemption amount until the request is processed by the investment fund and therefore categorizes such alternative investments as Level 3 assets. In 2010, the company changed the asset allocation policy for certain of its plans, and on a consolidated basis, this change had no impact on overall trust assets. However, with trust assets relating to Shipbuilding reported as discontinued operations, a net increase in Level 3 assets is reflected for plan assets related to continuing operations.

At December 31, 2010, and 2009, the defined benefit pension and VEBA trusts did not hold any Northrop Grumman common stock.

Benefit Payments
The following table reflects estimated future benefit payments, based upon the same assumptions used to measure the benefit obligation, and includes expected future employee service, as of December 31, 2010:

		Medical and
$ in millions	Pension Plans	Life Plans
Year Ending December 31
2011	$1,106	$150
2012	1,163	153
2013	1,235	157
2014	1,315	161
2015	1,383	164
2016 through 2020	7,997	849

In 2011, the company expects to contribute the required minimum funding level of approximately $59 million to its pension plans and approximately $124 million to its other post-retirement benefit plans and also expects to make additional voluntary pension contributions of approximately $500 million. During 2010 and 2009, the company made voluntary pension contributions of $728 million and $601 million, respectively.